SCHEDULE OF WARRANT ACTIVITY AFTER CONVERTING FOR EXCHANGE RATIO (Details)	12 Months Ended
Dec. 31, 2022 shares $ / shares
Reserve Quantities [Line Items]
Outstanding at End of year	1,098,786
Post-consolidation basis [member]
Reserve Quantities [Line Items]
Issued
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares
RTO	2,228,340
Weighted Average Exercise Price, issued	1.11
Issued	119,229
Weighted Average Exercise Price, issued | $ / shares	$ 2.04
Exercised	(1,236,408)
Weighted Average Exercise Price, exercised | $ / shares	$ 0.46
Cancelled\expired	(12,375)
Weighted Average Exercise Price, Cancelled / expired | $ / shares
Outstanding at End of year	1,098,786
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.96